Stock-Based Compensation Plans, Stock Option Awards (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options [Member]
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Stock options granted (in dollars per share)	$ 10.16	$ 13.67	$ 9.16
Total intrinsic value of stock options exercised	$ 109.8	$ 20.8	$ 5.8
Stock Options and Stock Appreciation Rights [Member]
Shares [Roll Forward]
Outstanding, beginning balance (in shares)	12,352
Granted (in shares)	1,141
Exercised or Settled (in shares)	(5,222)
Forfeited (in shares)	(226)
Expired (in shares)	(17)
Outstanding, ending balance (in shares)	8,028	12,352
Vested (in shares)	6,075
Outstanding Weighted-Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)	$ 10.93
Granted (in dollars per share)	27.45
Exercised or Settled (in dollars per share)	8.83
Forfeited (in dollars per share)	27.46
Expired (in dollars per share)	31.61
Outstanding, ending balance (in dollars per share)	14.14	$ 10.93
Vested (in dollars per share)	$ 9.93
Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual term	5 years 10 months 24 days
Vested, weighted average remaining contractual term	5 years
Outstanding, aggregate intrinsic value of in-the-money options	$ 179.8
Vested, aggregate intrinsic value of in-the-money options	$ 161.4